Income Tax - Schedule of Income Tax Provision (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	¥ 273,349		¥ 4,208	¥ 3,650,782
Deferred income tax benefits			1,217,929	86,082
Income tax expenses	¥ 273,349	$ 40,287	¥ 1,222,137	¥ 3,736,864